HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 2.6%
	BEVERAGES - 0.1%
17,605	Brown-Forman Corporation, Class B	$ 866,166

	BIOTECH & PHARMA - 0.1%
4,240	Amgen, Inc.	1,366,171

	CHEMICALS - 0.1%
11,050	CF Industries Holdings, Inc.	948,090

	E-COMMERCE DISCRETIONARY - 0.1%
11,651	Amazon.com, Inc.(a)	2,170,931

	HEALTH CARE FACILITIES & SERVICES - 0.0%(b)
2,103	Humana, Inc.	666,104

	INFRASTRUCTURE REIT - 0.1%
5,594	American Tower Corporation, A	1,300,941
8,769	Crown Castle, Inc.	1,040,266
		2,341,207
	INTERNET MEDIA & SERVICES - 0.5%
12,288	Alphabet, Inc., Class A	2,037,965
11,824	Meta Platforms, Inc., Class A	6,768,530
		8,806,495
	OIL & GAS PRODUCERS - 0.2%
6,500	Chevron Corporation	957,255
15,352	Devon Energy Corporation	600,570
8,890	EOG Resources, Inc.	1,092,848
		2,650,673
	RETAIL - DISCRETIONARY - 0.1%
6,558	Genuine Parts Company	916,021

	SELF-STORAGE REIT - 0.1%
6,704	Extra Space Storage, Inc.	1,207,994

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 2.6% (Continued)
	SEMICONDUCTORS - 0.9%
19,502	Advanced Micro Devices, Inc.(a)	$ 3,199,888
88,960	NVIDIA Corporation	10,803,302
10,156	QUALCOMM, Inc.	1,727,028
		15,730,218
	SOFTWARE - 0.1%
5,200	Microsoft Corporation	2,237,560

	TECHNOLOGY HARDWARE - 0.1%
8,056	Apple, Inc.	1,877,048

	TECHNOLOGY SERVICES - 0.1%
13,587	PayPal Holdings, Inc.(a)	1,060,194

	TOTAL COMMON STOCKS (Cost $24,177,782)	42,844,872

	EXCHANGE-TRADED FUNDS - 97.1%
	EQUITY - 97.1%
722,980	Invesco QQQ Trust Series 1	352,864,849
3,896,800	ProShares Ultra QQQ	392,407,760
5,134,600	ProShares UltraPro QQQ	372,207,154
271,000	Vanguard Growth ETF	104,045,030
1,147,657	Vanguard Mega Cap Growth ETF	369,488,171
		1,591,012,964

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,222,760,288)	1,591,012,964

	TOTAL INVESTMENTS - 99.7% (Cost $1,246,938,070)	$ 1,633,857,836
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	5,540,317
	NET ASSETS - 100.0%	$ 1,639,398,153

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS - 11.2%
	APPAREL & TEXTILE PRODUCTS - 0.3%
26,333	Ralph Lauren Corporation	$ 5,105,179

	AUTOMOTIVE - 0.4%
76,278	BorgWarner, Inc.	2,768,129
97,077	General Motors Company	4,352,932
		7,121,061
	BANKING - 0.6%
73,828	Citigroup, Inc.	4,621,632
23,871	M&T Bank Corporation	4,251,903
		8,873,535
	BIOTECH & PHARMA - 0.6%
178,927	Organon & Company	3,422,874
90,184	Pfizer, Inc.	2,609,925
308,928	Viatris, Inc.	3,586,653
		9,619,452
	CHEMICALS - 0.4%
19,313	Albemarle Corporation	1,829,134
34,974	CF Industries Holdings, Inc.	3,000,769
85,615	Mosaic Company (The)	2,292,770
		7,122,673
	ELECTRIC UTILITIES - 1.3%
237,447	AES Corporation (The)	4,763,188
32,253	Entergy Corporation	4,244,817
60,741	Evergy, Inc.	3,766,549
126,362	PPL Corporation	4,180,055
51,345	Public Service Enterprise Group, Inc.	4,580,487
		21,535,096
	ENTERTAINMENT CONTENT - 0.5%
98,267	Fox Corporation, Class A	4,159,642
106,260	Fox Corporation - Class B	4,122,888
		8,282,530
	FOOD - 0.2%
63,601	Tyson Foods, Inc., Class A	3,788,076

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS - 11.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.4%
5,945	Humana, Inc.	$ 1,883,019
23,450	Universal Health Services, Inc., Class B	5,370,285
		7,253,304
	HOME CONSTRUCTION - 0.7%
27,216	Lennar Corporation, Class A	5,102,456
41,197	PulteGroup, Inc.	5,913,006
		11,015,462
	INSURANCE - 0.5%
8,633	Berkshire Hathaway, Inc., Class B(a)	3,973,425
48,523	MetLife, Inc.	4,002,177
		7,975,602
	OIL & GAS PRODUCERS - 0.8%
76,259	APA Corporation	1,865,295
106,605	Coterra Energy, Inc.	2,553,190
67,680	EQT Corporation	2,479,795
20,399	Marathon Petroleum Corporation	3,323,201
23,556	Valero Energy Corporation	3,180,767
		13,402,248
	PUBLISHING & BROADCASTING - 0.3%
143,272	News Corporation, Class B	4,004,452

	RETAIL - CONSUMER STAPLES - 0.3%
68,091	Kroger Company (The)	3,901,614

	SEMICONDUCTORS - 0.2%
30,558	Skyworks Solutions, Inc.	3,018,214

	SPECIALTY FINANCE - 0.3%
102,478	Synchrony Financial	5,111,603

	STEEL - 0.4%
19,174	Nucor Corporation	2,882,619
27,639	Steel Dynamics, Inc.	3,484,725
		6,367,344

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS - 11.2% (Continued)
	TECHNOLOGY HARDWARE - 0.5%
178,604	Hewlett Packard Enterprise Company	$ 3,654,238
115,577	HP, Inc.	4,145,747
		7,799,985
	TECHNOLOGY SERVICES - 0.4%
44,068	Cognizant Technology Solutions Corporation, Class A	3,401,168
136,795	DXC Technology Company(a)	2,838,496
		6,239,664
	TELECOMMUNICATIONS - 0.5%
202,853	AT&T, Inc.	4,462,766
95,278	Verizon Communications, Inc.	4,278,935
		8,741,701
	TOBACCO & CANNABIS - 0.2%
70,078	Altria Group, Inc.	3,576,781

	TRANSPORTATION & LOGISTICS - 1.1%
88,489	Alaska Air Group, Inc.(a)	4,000,588
245,913	American Airlines Group, Inc.(a)	2,764,062
85,071	Delta Air Lines, Inc.	4,320,756
113,737	Southwest Airlines Company	3,370,027
75,425	United Airlines Holdings, Inc.(a)	4,303,751
		18,759,184
	WHOLESALE - CONSUMER STAPLES - 0.3%
40,126	Archer-Daniels-Midland Company	2,397,127
28,136	Bunge Global S.A.	2,719,063
		5,116,190

	TOTAL COMMON STOCKS (Cost $154,066,813)	183,730,950

	EXCHANGE-TRADED FUNDS - 86.9%
	EQUITY - 86.9%
1,153,100	Direxion Daily S&P 500 Bull 3X	189,050,745
984,600	iShares Select Dividend ETF	132,989,922
1,877,900	ProShares Ultra QQQ	189,104,530

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 86.9% (Continued)
	EQUITY - 86.9% (Continued)
1,854,800	ProShares Ultra S&P500	$ 167,247,316
2,179,700	ProShares UltraPro S&P 500	187,868,343
323,200	SPDR S&P 500 ETF Trust	185,439,232
1,208,252	Vanguard Dividend Appreciation ETF	239,306,391
12,580	Vanguard Growth ETF	4,829,839
1,044,234	Vanguard High Dividend Yield ETF	133,870,799
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,224,614,410)	1,429,707,117

	TOTAL INVESTMENTS - 98.1% (Cost $1,378,681,223)	$ 1,613,438,067
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%	31,464,631
	NET ASSETS - 100.0%	$ 1,644,902,698

ETF	- Exchange-Traded Fund
PLC	- Public Limited Company
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.

HCM INCOME PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 99.7%
	EQUITY - 71.2%
475,000	Direxion Daily S&P 500 Bull 3X	$ 77,876,250
300,664	Invesco QQQ Trust Series 1	146,745,078
1,549,300	ProShares Ultra QQQ	156,014,511
453,633	Vanguard Mega Cap Growth ETF	146,047,144
		526,682,983
	FIXED INCOME - 28.5%
1,088,000	iShares Core U.S. Aggregate Bond ETF	110,181,760
1,091,900	SPDR Bloomberg 1-3 Month T-Bill ETF	100,247,339
		210,429,099

	TOTAL EXCHANGE-TRADED FUNDS (Cost $647,095,614)	737,112,082

	TOTAL INVESTMENTS - 99.7% (Cost $647,095,614)	$ 737,112,082
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	2,346,299
	NET ASSETS - 100.0%	$ 739,458,381

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

HCM DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 97.7%
	FIXED INCOME - 97.7%
458,300	Direxion Daily 20 Year Plus Treasury Bull 3x	$ 26,471,408
321,100	iShares Convertible Bond ETF	26,866,437
326,995	iShares iBoxx High Yield Corporate Bond ETF	26,257,699
279,798	iShares J.P. Morgan USD Emerging Markets Bond ETF	26,183,497
352,068	SPDR Bloomberg Convertible Securities ETF	26,964,887
	TOTAL EXCHANGE-TRADED FUNDS (Cost $127,943,188)	132,743,928

	TOTAL INVESTMENTS - 97.7% (Cost $127,943,188)	$ 132,743,928
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%	3,080,732
	NET ASSETS - 100.0%	$ 135,824,660

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt